Transactions with Affiliates (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Transactions with Affiliates
Summary of purchase and sales transactions of products and services

	Three Months Ended		Six Months Ended
	September 30,		September 30,
	2014	2013	2014	2013
	(in thousands)
Sales to SemGroup	$43,427	$3,780	$117,233	$3,780
Purchases from SemGroup	45,730	28,377	118,997	47,916
Purchases from equity method investees	34,689	—	70,965	—
Sales to equity method investees	9,131	—	9,131	—
Sales to entities affiliated with management	1,706	58,769	1,854	109,872
Purchases from entities affiliated with management	3,845	48,522	6,984	56,346

	Year Ended March 31,
	2014	2013	2012
	(in thousands)
Sales to SemGroup	$306,780	$32,431	$29,200
Purchases from SemGroup	445,951	60,425	23,800
Sales to entities affiliated with management	110,824	16,828	—
Purchases from entities affiliated with management	120,038	60,942	—

Schedule of receivables from affiliates

	September 30,	March 31,
	2014	2014
	(in thousands)
Receivables from SemGroup	$39,331	$7,303
Receivables from entities affiliated with management	1,705	142
Receivables from equity method investees	670	—
Total	$41,706	$7,445

	March 31,
	2014	2013
	(in thousands)
Receivables from entities affiliated with management	$142	$22,883
Receivables from SemGroup	7,303	—
	$7,445	$22,883

Schedule of payables to affiliates

	September 30,	March 31,
	2014	2014
	(in thousands)
Payables to SemGroup	$44,015	$27,738
Payables to equity method investees	39,549	48,454
Payables to entities affiliated with management	1,743	654
Total	$85,307	$76,846

	March 31,
	2014	2013
	(in thousands)
Payables to SemGroup	$76,192	$4,601
Payables to entities affiliated with management	654	2,299
	$76,846	$6,900